UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Bitwise Crypto Industry Innovators ETF

Annual Report

March 31, 2023

Bitwise Crypto Industry Innovators ETF

Table of Contents

The Fund files its complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (833) 365-2487, and on the Commission’s website at https://www.sec.gov.

Bitwise Crypto Industry Innovators ETF

Management Discussion of Fund Performance (Unaudited)

March 31, 2023

Dear Shareholders,

Thank you for your investment in the Bitwise Crypto Industry Innovators ETF (“BITQ” or the “Fund”). The information presented in this report relates to the operations of BITQ for the fiscal year ended March 31, 2023.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). The Index was designed by Bitwise Index Services, LLC to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, or other financial institutions servicing primarily crypto-related clientele (i.e., the crypto ecosystem).

Calendar year 2022 was a difficult year for crypto. Tough macroeconomic conditions and the collapse of multiple crypto entities once regarded as industry stalwarts—FTX being the most notable—sparked a sharp retreat in the price of nearly all crypto assets. Bitcoin, for example, fell 65%, its second-worst year on record. This broad price decline for crypto assets had a direct impact on BITQ’s holdings, and also contributed to the bankruptcy of Core Scientific and the liquidation of Silvergate Capital. On the positive side, better macroeconomic conditions and a new wave of technological developments lifted crypto asset prices in the first quarter of 2023. As a result, while BITQ’s price fell 80.45% from April 1, 2022 through December 31, 2022, its price rebounded 73.16% from January 1, 2023 through March 31, 2023.

The Fund had negative performance during the fiscal year ended March 31, 2023. The market price for BITQ decreased by 66.15% and the net asset value decreased 66.26%, while the S&P 500® Index, a broad market index, decreased 7.73% over the same period. The Fund’s Index returned negative 66.77%.

The Fund commenced operations on May 11, 2021, and had 10,400,000 shares outstanding as of March 31, 2023. We appreciate your investment in the Bitwise Crypto Industry Innovators ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange  Traded Concepts, LLC, Adviser to the Fund

Bitwise Crypto Industry Innovators ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

March 31, 2023

About the Index: The Fund tracks the Index, which is designed to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, or other financial institutions servicing primarily crypto-related clientele (i.e., the crypto ecosystem). The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the total return performance of the Index.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Bitwise Crypto Industry Innovators ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

March 31, 2023

Growth of a $10,000 Investment‡

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED MARCH 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Bitwise Crypto Industry Innovators ETF	(66.26)%	(66.15)%	(52.69)%	(52.56)%
Bitwise Crypto Innovators 30 Index	(66.77)%	(66.77)%	(52.95)%	(52.95)%
S&P 500® Index	(7.73)%	(7.73)%	1.04%	1.04%

*Fund commenced operations on May 11, 2021.

‡Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.bitqetf.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.bitqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of S&P 500® Index in Management Discussion of Fund Performance.

Bitwise Crypto Industry Innovators ETF

Schedule of Investments

March 31, 2023

## Sector Weightings (Unaudited)†

52.8% Information Technology
28.2% Financials
17.9% Short-Term Investment
1.1% Consumer Discretionary

† Sector weightings percentages based on the total fair value of investments. Short-Term Investments purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Consumer Discretionary — 1.4%
MercadoLibre*	643	$847,513
Financials — 34.2%
Bakkt Holdings*(A)	1,717,543	2,954,174
Block, Cl A*	9,767	670,504
CME Group, Cl A	4,263	816,450
Coinbase Global, Cl A*	81,648	5,516,955
DBS Group Holdings	31,786	788,942
Galaxy Digital Holdings*(A)	1,601,948	6,107,845
Interactive Brokers Group, Cl A	8,854	730,986
Mastercard, Cl A	2,185	794,051
NU Holdings, Cl A*	168,817	803,569
PayPal Holdings*	10,354	786,283
Visa, Cl A	3,530	795,874
		20,765,633
Information Technology — 64.1%
Applied Digital*	897,539	2,010,487
Argo Blockchain*(A)	7,235,099	1,252,413
Bit Digital*	1,251,754	1,927,701
Bitfarms*(A)	2,691,275	2,565,297
Canaan ADR*	865,040	2,335,608
Cleanspark*	929,494	2,583,993
Hive Blockchain Technologies*(A)	861,208	2,838,133
Hut 8 Mining*(A)	1,509,125	2,743,154
Intel	29,925	977,650
Description	Shares	Fair Value
Information Technology (continued)
Iris Energy*(A)	639,640	$1,957,298
Marathon Digital Holdings*(A)	371,506	3,239,532
MicroStrategy, Cl A*	21,332	6,235,770
Northern Data*	238,694	3,280,509
Riot Platforms*	373,849	3,734,752
Terawulf*	1,294,141	1,213,646
		38,895,943
Total Common Stock
(Cost $70,522,833)		60,509,089
SHORT-TERM INVESTMENT — 21.7%
United States — 21.7%
Invesco Government & Agency Portfolio, Institutional Class 4.73%(B)(C)	13,198,584	13,198,584

Total Short-Term Investment
(Cost $13,198,584)		13,198,584

Total Investments — 121.4%
(Cost $83,721,417)		$73,707,673

Percentages are based on net assets of $60,730,395.

††   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*        Non-income producing security.

(A)    This security or partial position of this security is on loan at March 31, 2023 (see Note 7). The total value of securities on loan at March 31, 2023 was $13,230,842.

(B)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2023 was $13,198,584.

(C)    The rate shown is the 7-day effective yield as of March 31, 2023.

ADR — American Depositary Receipt

Cl      — Class

As of March 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statement of Assets and Liabilities

March 31, 2023

Assets:
Investments at Cost	$83,721,417
Foreign Currency, at Cost	8
Investments at Fair Value	$73,707,673
Cash and Cash Equivalents	130,156
Cash Held at Custodian for Delayed Delivery of Securities	119,045
Foreign Currency at Value	9
Dividends Receivable	129,480
Total Assets	74,086,363

Liabilities:
Payable Upon Return Securities Loaned	13,198,584
Payable for Cash Held at Custodian for Delayed Delivery of Securities	119,045
Advisory Fees Payable	38,339

Total Liabilities	13,355,968

Net Assets	$60,730,395

Net Assets Consist of:
Paid-in Capital	$197,454,884
Total Distributable Earnings (Accumulated Losses)	(136,724,489)

Net Assets	$60,730,395
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,400,000
Net Asset Value, Offering and Redemption Price Per Share	$5.84

*    Includes Value of Securities on Loan of $13,230,842.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statement of Operations

For the Year ended March 31, 2023

Investment Income:
Dividend Income	$126,372
Interest Income	1,781
Income from Securities Lending, Net	542,084
Total Investment Income	670,237

Expenses:
Advisory Fees	529,841
Total Expenses	529,841

Net Investment Income (Loss)	140,396

Net Realized Gain (Loss) on:
Investments(1)	(96,913,727)
Foreign Currency Transactions	(12,145)

Net Realized Gain (Loss)	(96,925,872)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,612,720
Foreign Currency Translations	(1,776)

Net Change in Unrealized Appreciation (Depreciation)	6,610,944

Net Realized and Unrealized Gain ((Loss)	(90,314,928)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(90,174,532)

(1)     Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to the Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statements of Changes in Net Assets

	Year Ended March 31, 2023	Period Ended March 31, 2022*
Operations:
Net Investment Income (Loss)	$140,396	$(555,052)
Net Realized Gain (Loss)(1)	(96,925,872)	(21,914,241)
Net Change in Unrealized Appreciation (Depreciation)	6,610,944	(16,624,688)

Net Increase (Decrease) in Net Assets Resulting from Operations	(90,174,532)	(39,093,981)

Distributions	—	(3,850,328)

Capital Share Transactions:
Issued	32,150,308	203,106,930
Redeemed	(6,295,206)	(35,112,796)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,855,102	167,994,134

Total Increase (Decrease) in Net Assets	(64,319,430)	125,049,825

Net Assets:
Beginning of Year/Period	125,049,825	—
End of Year/Period	$60,730,395	$125,049,825

Share Transactions:
Issued	4,325,000	9,025,000
Redeemed	(1,150,000)	(1,800,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,175,000	7,225,000

*    Commenced operations on May 11, 2021.

(1)     Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to the Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Year or Period Ended March 31
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Year/Period	Net Asset Value, Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
2023	$ 17.31	$ 0.02	$ (11.49)	$ (11.47)	$ —	$ —	$ 5.84	(66.26)%	$ 60,730	0.85%	0.23%	63%
2022†	24.70	(0.14)	(6.59)	(6.73)	(0.66)	(0.66)	17.31	(27.85)	125,050	0.85(3)	(0.72)(3)	71

*    Per share data calculated using average shares method.

†       Commenced operations May 11, 2021.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)     Annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bitwise Crypto Industry Innovators ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on May 11, 2021.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Transactions for the Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities constituting a substantial replication, or a representation, of the securities included in the Index and a specified cash payment. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022. Early adoption was permitted.

Effective May 19, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved new Adviser Valuation Procedures. Prior to May 19, 2022, fair-value determinations were performed in accordance with the Trust’s Valuation Procedures and were implemented through a Trust Valuation Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of March 31, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $250 per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $250 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of average daily net assets of the Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Fund. ETC Platform Services administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Bitwise Index Services, LLC, is the sponsor of the Fund’s Index and the Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

3. SERVICE PROVIDERS (continued)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended March 31, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees. An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$41,099,235	$40,854,089

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended March 31, 2023, there were in-kind transactions associated with creations and redemptions:

Purchases	Sales	Net Realized Gain (Loss)
$31,816,900	$6,089,534	$524,529

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the year that the differences arise.

Accordingly, the following permanent differences which are primarily attributable to redemption In-Kind transactions, have been reclassified within the components of Net Assets for the year ended March 31, 2023.

Paid-in Capital	Distributable Earnings (Accumulated Losses)
$(3,260,089)	$3,260,089

The tax character of dividends and distributions paid during the period ended March 31, 2022 and year ended March 31, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
2023	$—	$—	$—
2022	3,850,328	—	3,850,328

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

5. TAX INFORMATION (continued)

As of March 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Post-October Losses	$(46,784,812)
Capital Loss Carryforwards	(48,070,054)
Unrealized Depreciation	(41,869,623)
Total Distributable Earnings (Accumulated Losses)	$(136,724,489)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through March 31, 2023, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of March 31, 2023, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
$42,291,568	$5,778,486	$48,070,054

For Federal income tax purposes, the cost of securities owned at March 31, 2023 and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at March 31, 2023, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$115,577,296	$3,212,145	$(45,081,768)	$(41,869,623)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Crypto Asset Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud, or cyber attacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

Crypto Innovators Risk. The technology relating to crypto assets is new and developing. Companies that use crypto asset technology operate both directly in employing the technology, and by providing infrastructure, solutions and transactional markets for the crypto ecosystem. Currently, there are a limited number of publicly listed or quoted companies for which crypto asset technology represents an attributable and significant revenue stream and, as a result, the Index may include companies that only have indirect involvement in the crypto ecosystem. The use of crypto asset technology may not expand to a larger number of public companies due to friction relating to adoption or the failure of the technologies to realize economic incentives for their use.

An investment in companies actively engaged in crypto asset technology may be subject to the following risks:

•        Crypto asset technology is new and many of its uses may be untested.

•        The companies may not capitalize on crypto asset technology innovation or may be unable to develop uses or applications for such technologies.

•        Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the crypto ecosystem and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business.

•        Use of crypto asset technology requires public private key cryptography, which may expose a user to losses relating to theft, loss, or destruction and which exposes companies using such technology to enhanced cybersecurity risks.

•        Competing crypto asset technologies may be developed that compete with the technologies selected by a company.

•        Although much of the crypto ecosystem relies on open source development and licensing, companies using crypto asset technology may be subject to conflicting intellectual property claims or licenses that limits the use of a selected crypto asset technology.

•        Crypto asset markets are relatively nascent, are not regulated in a manner similar to U.S. equities markets, have variable liquidity and may be subject to manipulation.

•        Crypto asset systems, including those built using third party products, may be subject to technical defects or vulnerabilities, and such defects or vulnerabilities may not be capable of being cured.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non U.S. currencies, changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

7. Securities Lending

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Continued)

7. Securities Lending (continued)

thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Fund, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of March 31, 2023:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
$13,230,842	$13,198,584	$—	$32,258

(1)   Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities. Due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. As of March 31, 2023, the Fund is under collateralized.

The value of loaned securities and related collateral outstanding at March 31, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2023, the cash collateral was invested in a Short-Term Investment with the following maturity:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$13,198,584	$—	$—	$—	$13,198,584

8. OTHER

At March 31, 2023, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by 3 Authorized Participants in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

March 31, 2023 (Concluded)

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bitwise Crypto Industry Innovators ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Bitwise Crypto Industry Innovators ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bitwise Crypto Industry Innovators ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of March 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for the year then ended and for the period from May 11, 2021 (commencement of operations) through March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in net assets, and financial highlights for the year then ended and for the period from May 11, 2021 (commencement of operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 19, 2023

Bitwise Crypto Industry Innovators ETF

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Bitwise Crypto Industry Innovators ETF

Trustees and Officers of the Trust

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Fund is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling (855) 456-BITQ.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	19	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	37	Independent Trustee, Bridge Builder Trust (14 portfolios); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	37	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert LLP (2009 to 2020).	37	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	19	Independent Trustee, AQR Funds (36 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)   Mr.Stevens is an “interested person”of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

Bitwise Crypto Industry Innovators ETF

Trustees and Officers of the Trust (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, James J. Baker., Richard Malinowski, Christopher W. Roleke and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

James J. Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner
Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher W. Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021).

(1)   Each officer serves at the pleasure of the Board.

Bitwise Crypto Industry Innovators ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023) (unless otherwise noted below). The table below illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return	$1,000.00	$909.70	0.85%	$4.05
Hypothetical 5% Return	$1,000.00	$1,020.69	0.85%	$4.28

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

Bitwise Crypto Industry Innovators ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have a March 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2023, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	Qualifying Business Income(6)	U.S. Government Interest(3)	Foreign Investors Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	FTC
Bitwise Crypto Industry Innovators ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)   The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)   U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)   The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)   The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)   The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Bitwise Crypto Industry Innovators ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.bitqetf.com.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

BIT-AR-001-0200

(b)	Not applicable

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$14,700	N/A	N/A	$14,700	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$3,500	N/A	N/A	$3,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2023 and 2022 were $3,500 and $3,500, respectively.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant’s Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 26, 2023

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: May 26, 2023